American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
February 28, 2026

High-Yield Municipal Fund - Schedule of Investments
FEBRUARY 28, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 98.9%
Alabama — 3.5%
Baldwin County Industrial Development Authority Rev., (Novelis Corp.), VRN, 4.30%, 3/1/56(1)(2)	1,000,000	1,008,681
Black Belt Energy Gas District Rev., 5.00%, 5/1/32 (GA: BP PLC)	2,500,000	2,743,107
Black Belt Energy Gas District Rev., 5.00%, 7/1/33 (GA: Goldman Sachs & Co.)(2)	1,500,000	1,627,409
Black Belt Energy Gas District Rev., 5.00%, 12/1/34 (GA: Canadian Imperial Bank)	2,205,000	2,436,697
Black Belt Energy Gas District Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	715,000	786,760
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	2,075,000	2,114,437
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,066,972
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)	1,250,000	1,379,913
Energy Southeast A Cooperative District Rev., 5.00%, 11/1/35 (GA: Goldman Sachs Group, Inc.)	1,085,000	1,187,016
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	662,923
Jefferson Sewer County Rev., 5.25%, 10/1/49	2,000,000	2,108,940
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 4.75%, 12/1/54 (GA: Arcelormittal SA)	330,000	316,251
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	2,400,000	2,583,051
		20,022,157
Arizona — 5.3%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	1,927,211
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada Fire Mesa/Red Rock/Pebble Obligated Group), 5.00%, 7/15/49	1,675,000	1,549,133
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,003,712
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)(3)(4)	7,000,000	164,500
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(3)(4)	1,400,000	32,900
Arizona Industrial Development Authority Rev., (Mirabella at ASU, Inc.), VRN, 5.35%, 10/1/28(1)	320,000	315,828
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,328,840
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	3,500,000	3,062,211
Industrial Development Authority of the City of Phoenix Arizona Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	819,796
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,467,724
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,450,798
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	488,014
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,000,053
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,000,000	742,554
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,860,000	1,381,151
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.25%, 7/1/44	1,165,000	1,076,756
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,368,348
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(1)	1,220,000	980,276
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/54(1)	2,000,000	1,761,380
Sierra Vista Industrial Development Authority Rev., (Wake Preparatory Academy), 5.25%, 6/15/35	1,200,000	1,260,451
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	705,324
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	3,780,632
		30,667,592
Arkansas — 0.5%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.45%, 9/1/52	2,000,000	2,016,979
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	670,000	685,131
		2,702,110
California — 5.0%
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(5)	8,000,000	1,837,242

California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), Capital Appreciation, 0.00%, 6/1/55(5)	1,000,000	194,356
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 12.00%, 1/1/65(1)	3,680,000	1,987,200
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	665,000	678,452
City & County of San Francisco Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 5.75%, 9/1/50(1)	850,000	897,296
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	3,000,000	2,225,456
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	2,140,000	1,620,370
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(1)	2,500,000	2,082,865
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(1)	3,500,000	1,898,146
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	2,000,000	1,394,844
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 4.00%, 3/1/57(1)	1,765,000	1,332,758
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Parallel-Anaheim), 4.00%, 8/1/56(1)	2,450,000	2,251,637
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Waterscape Apartments), 4.00%, 9/1/46(1)	825,000	708,574
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	1,670,000	342,350
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	500,000	607,300
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(5)	9,750,000	1,043,579
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	2,665,000	2,469,641
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	7,660,000	3,935,524
Sunnyvale Special Tax, (City of Sunnyvale CA Community Facilities District No. 1), 7.75%, 8/1/32	1,090,000	1,094,017
		28,601,607
Colorado — 4.7%
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	967,936
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	820,591
City & County of Denver Airport System Rev., 5.00%, 11/15/53	1,000,000	1,020,374
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	400,000	425,303
Colorado Health Facilities Authority Rev., (Craig Hospital Obligated Group), 5.50%, 12/1/55	3,325,000	3,518,152
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	243,000	243,059
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	615,000	673,364
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,283,000	2,292,242
Denver Urban Renewal Authority Tax Allocation, (Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	1,625,000	1,634,263
Fiddlers Business Improvement District GO, 5.55%, 12/1/47(1)	1,000,000	1,020,811
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,208,241
Parterre Metropolitan District No. 5 GO, 6.125%, 12/1/55	1,500,000	1,580,198
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	530,298
Red Barn Metropolitan District GO, 5.50%, 12/1/55	940,000	949,910
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(1)	2,000,000	2,242,193
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	505,487
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,000,429
State of Colorado COP, 6.00%, 12/15/38	810,000	970,753
State of Colorado COP, 6.00%, 12/15/40	1,345,000	1,592,729
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	303,000	315,519
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,330,167
Village Metropolitan District GO, 5.75%, 12/1/55	1,080,000	1,095,903
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	301,560
		27,239,482
Connecticut — 1.3%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	3,535,502

Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	1,696,733
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	900,000	914,361
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.75%, 10/1/32	1,000,000	1,055,069
		7,201,665
Delaware — 0.9%
Delaware State Economic Development Authority Rev., (NRG Energy, Inc.), VRN, 4.00%, 10/1/45	1,105,000	1,141,135
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(1)	750,000	760,422
Town of Millsboro Special Tax, (Town of Millsboro DE Plantation Lakes Special Development District), 5.25%, 7/1/48(1)	2,991,000	2,974,848
		4,876,405
District of Columbia — 0.7%
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	750,000	715,899
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(5)	15,000,000	3,475,445
		4,191,344
Florida — 9.0%
Alachua County Health Facilities Authority Rev., (Oak Hammock at the University of Florida Obligated Group), 3.75%, 10/1/30	1,000,000	1,003,624
Babcock Ranch Community Independent Special District Special Assessment, (Babcock Ranch Community Independent Special District Assessment Area 1), 5.25%, 11/1/46	250,000	250,075
Capital Projects Finance Authority Rev., (Navigator Academy of Leadership, Inc. Obligated Group), 5.00%, 6/15/64(1)	1,000,000	904,181
Capital Projects Finance Authority Rev., (PRG - UnionWest Properties LLC), 5.00%, 6/1/54(1)	250,000	229,870
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/58	1,200,000	1,105,871
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 4.00%, 8/15/45	4,860,000	4,384,928
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 5.00%, 9/15/50(1)	2,200,000	1,967,221
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(1)	1,500,000	1,588,494
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/49	1,215,000	1,233,679
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/54	1,285,000	1,296,461
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 4.70%, 11/15/31(1)	2,220,000	2,251,293
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/53	1,250,000	1,363,384
Greater Orlando Aviation Authority Rev., (United Airlines, Inc.), 5.25%, 11/1/35	1,000,000	1,090,020
Hillsborough County Housing Finance Authority Rev., (Tampa 47th Street Apartments LLC), 5.00%, 12/1/42 (FNMA)	465,000	507,285
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.25%, 11/15/49	2,000,000	2,131,731
JEA Water & Sewer System Rev., 5.50%, 10/1/54	1,000,000	1,089,524
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	710,749
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	732,135
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	650,000	654,820
Miami-Dade County Housing Finance Authority Rev., (Residences at Palm Court LLC), 5.00%, 9/1/43 (HUD)	1,500,000	1,636,471
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	2,000,000	2,063,480
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy Obligated Group), 5.25%, 9/15/44	950,000	950,004
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/46	2,000,000	2,009,881
Ormond Crossings West Community Development District Special Assessment, (Ormond Crossings West Community Development District Master Infrastructure Proj), 5.75%, 11/1/47	1,720,000	1,737,172
Pasco County Rev., (State of Florida Cigarette Tax), 5.75%, 9/1/54 (AG)	960,000	1,040,231
Tomoka Community Development District Special Assessment, (Tomoka Community Development District Series 2017), 5.50%, 5/1/35	2,500,000	2,548,475
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.625%, 1/1/30(1)	750,000	751,961
Village Community Development District No. 12 Special Assessment (Village Community Development District No. 12 Series 2016), 3.625%, 5/1/31	1,790,000	1,781,552
Village Community Development District No. 12 Special Assessment (Village Community Development District No. 12 Series 2018 Phase II), 4.375%, 5/1/50	2,410,000	2,247,390
Village Community Development District No. 13 Special Assessment (Village Community Development District No. 13 Phase I Series 2019), 3.70%, 5/1/50	1,880,000	1,548,090
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.25%, 5/1/52	2,130,000	1,601,513
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.50%, 5/1/53	2,820,000	2,878,153

Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.25%, 5/1/54(1)	975,000	982,498
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.80%, 5/1/55(1)	500,000	488,427
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 4.00%, 5/1/35	1,055,000	1,086,345
Winter Garden Village at Fowler Groves Community Development District Special Assessment, (Winter Garden Village at Fowler Groves Cmnty Development Dist 2016), 4.125%, 5/1/37	1,995,000	1,996,126
		51,843,114
Georgia — 3.5%
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	775,000	813,151
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	2,500,000	2,581,639
Development Authority of White County Rev., (Truett-McConnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,163,727
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/54	1,250,000	1,081,253
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	2,020,000	1,948,466
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	1,050,000	1,134,030
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	3,645,000	3,914,301
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	500,000	544,338
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	3,000,000	3,295,545
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/55 (GA: Citigroup, Inc.)	1,500,000	1,636,298
		20,112,748
Idaho — 1.1%
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 5.50%, 11/1/45	3,250,000	3,133,628
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 7.125%, 11/1/57	1,000,000	1,068,239
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), 4.00%, 3/1/46 (BAM-TCRS)	2,000,000	1,916,777
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), VRN, 5.00%, 3/1/60	370,000	416,285
		6,534,929
Illinois — 6.1%
Chicago GO, 5.625%, 1/1/29	2,500,000	2,541,204
Chicago GO, 6.00%, 1/1/50	1,200,000	1,263,499
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,805,450
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,377,904
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	715,000	767,606
Chicago O'Hare International Airport Rev., 5.50%, 1/1/53 (AG)	1,000,000	1,036,695
Chicago O'Hare International Airport Rev., (TrIPs Obligated Group), 5.50%, 7/1/36	1,415,000	1,650,370
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(1)	500,000	525,255
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/50 (GA: Centerpoint Properties TR)(1)	1,500,000	1,523,911
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,460,474
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,000,754
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/49(1)	1,840,000	1,783,760
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine and Science), 5.25%, 8/1/35(1)	1,090,000	1,169,460
Illinois Housing Development Authority Rev., (Island Terrace 4% Preservation Associates LP), VRN, 2.80%, 8/1/28	355,000	355,946
Springfield Electric Rev., 5.00%, 3/1/40 (BAM)	1,250,000	1,391,660
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,135,842
State of Illinois GO, 5.00%, 10/1/33	900,000	948,436
State of Illinois GO, 5.50%, 5/1/39	985,000	1,065,863
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,549,483
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association IL), 4.00%, 6/1/36	2,000,000	1,885,013
		35,238,585
Indiana — 0.6%
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.125%, 6/1/58	250,000	250,347
Indiana Finance Authority Rev., (Retirement Living, Inc. Obligated Group), 5.25%, 3/1/50	880,000	894,760
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.75%, 7/1/64	1,255,000	1,193,531
Indiana Housing & Community Development Authority Rev., (Carriage House Glendale Housing LP), Series 2025-14FN, Class PT, 4.80%, 9/1/41 (FNMA)	927,000	989,804

Valparaiso Rev., (Pratt Paper IN LLC), 4.50%, 1/1/34(1)	185,000	193,090
Valparaiso Rev., (Pratt Paper IN LLC), 5.00%, 1/1/54(1)	100,000	99,357
		3,620,889
Iowa — 1.3%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	3,720,000	3,577,154
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 7.50%, 5/15/53	1,000,000	1,111,328
Muscatine Power & Water Electric Rev., 5.00%, 12/1/41 (AG)	500,000	557,154
Muscatine Power & Water Electric Rev., 5.00%, 12/1/42 (AG)	750,000	828,650
Muscatine Power & Water Electric Rev., 5.00%, 12/1/43 (AG)	800,000	873,863
Muscatine Power & Water Electric Rev., 5.00%, 12/1/46 (AG)	650,000	688,022
		7,636,171
Kansas — 0.5%
Garden City Rev., (City of Garden City KS STAR Bond District), 5.375%, 6/1/39(1)	875,000	895,885
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 3.125%, 4/1/36	870,000	856,780
Wyandotte County-Kansas City Unified Government Rev., (Wyandotte Cnty-Kansas City Unified Government Northwest Speedway Star Bond Dist), 5.50%, 3/1/46(1)(2)	1,000,000	1,003,024
		2,755,689
Kentucky — 0.2%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,335,726
Louisiana — 0.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Christwood Obligated Group), 5.25%, 11/15/53(1)	500,000	482,896
Louisiana Public Facilities Authority Rev., (Acadiana Renaissance Charter Academy), 6.00%, 6/15/59(1)	1,200,000	1,215,448
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,394,180
		3,092,524
Maryland — 1.3%
Baltimore Rev., (City of Baltimore MD City-Wide Affordable Housing Dev Dist Tax Increment Fund), 5.25%, 6/1/55(1)	600,000	599,218
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.125%, 6/1/43	1,500,000	1,502,398
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.00%, 6/1/51	1,200,000	1,206,074
Brunswick Special Tax, (City of Brunswick MD Brunswick Crossing District), 5.00%, 7/1/36	1,447,000	1,485,009
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/50	3,370,000	2,857,603
		7,650,302
Massachusetts — 0.9%
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/52	2,070,000	2,067,088
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 5.00%, 7/1/60(1)	1,000,000	971,106
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(1)	400,000	400,153
Town of Hudson GO, 5.00%, 6/11/26	2,000,000	2,007,930
		5,446,277
Michigan — 2.1%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,376,635
Detroit GO, 5.50%, 4/1/45	1,540,000	1,611,322
Detroit GO, 5.00%, 4/1/46	2,000,000	2,047,574
Detroit GO, 5.00%, 4/1/50	1,250,000	1,265,660
Detroit GO, 5.50%, 4/1/50	1,820,000	1,876,896
Grand Rapids Economic Development Corp. Rev., (Michigan Christian Home Obligated Group), 4.125%, 11/1/30	1,285,000	1,289,265
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	1,580,000	1,603,289
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(5)	1,500,000	157,243
		12,227,884
Minnesota — 0.3%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	3,100,000	1,500,227
Mississippi — 1.0%
Hinds County COP, 4.625%, 9/1/54 (BAM)(1)	960,000	924,698
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.00%, 3/2/26 (GA: Chevron Corp.)	430,000	430,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.00%, 3/2/26 (GA: Chevron Corp.)	470,000	470,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.00%, 3/2/26 (GA: Chevron Corp.)	720,000	720,000

Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.00%, 3/2/26 (GA: Chevron Corp.)	1,095,000	1,095,000
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	1,890,000	1,974,678
		5,614,376
Missouri — 2.5%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/54	1,250,000	1,259,283
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/48	945,000	1,017,132
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,211,287
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	747,682	788,369
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	5,017,558
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,297,199
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,000,000	984,501
		14,575,329
Nebraska — 1.3%
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	5,000,000	5,322,527
Central Plains Energy Project Rev., VRN, 5.00%, 8/1/55 (GA: Royal Bank of Canada)	2,000,000	2,180,540
		7,503,067
Nevada — 3.0%
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/30	1,100,000	1,100,978
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/32	285,000	285,241
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/35	525,000	525,620
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	300,000	305,566
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	815,000	815,574
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	775,000	668,067
Las Vegas Special Improvement District No. 817 Special Assessment, 6.00%, 6/1/53	500,000	527,396
Las Vegas Special Improvement District No. 819 Special Assessment, 5.50%, 6/1/55	465,000	475,049
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada Cactus/Saddle Obligated Group), 5.00%, 7/15/37	1,000,000	1,000,282
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada Cactus/Saddle Obligated Group), 5.00%, 7/15/47	1,400,000	1,316,604
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	535,000	538,838
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	640,000	644,635
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	530,000	530,520
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	870,000	821,839
Reno Rev., (County of Washoe NV Sales Tax), Capital Appreciation, 0.00%, 7/1/58(1)(5)	5,000,000	797,669
Reno Rev., (County of Washoe NV Sales Tax), Capital Appreciation, 0.00%, 7/1/58(1)(5)	13,000,000	1,504,378
Reno Special Assessment, (City of Reno NV 2024 District No. 1), 5.125%, 6/1/47(1)	675,000	682,917
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/39	240,000	255,562
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/44	230,000	236,230
Sparks Special Improvement District No. 1 Special Assessment, 5.125%, 6/1/54	285,000	285,293
Sparks Tourism Improvement District No. 1 Rev., (Sparks Tourism Improvement District No. 1 Sales Tax), 3.875%, 6/15/28	265,000	267,321
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	2,850,000	2,902,312
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	500,000	501,504
		16,989,395
New Jersey — 2.3%
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,073,382
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	698,504
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,008,239
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	456,767
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	530,000	566,426

New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/44	5,000,000	5,165,248
		12,968,566
New Mexico — 1.0%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	503,671
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	453,397
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,190,074
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(1)	1,000,000	995,799
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	2,750,000	2,709,017
		5,851,958
New York — 8.1%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,501,776
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 5.50%, 12/15/32(1)	6,000,000	5,994,439
Build NYC Resource Corp. Rev., (TrIPs Obligated Group), 5.50%, 7/1/45	1,000,000	1,085,200
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	3,805,000	3,449,024
New York City GO, 5.25%, 5/1/42	1,000,000	1,097,960
New York City GO, 5.00%, 4/1/43	4,040,000	4,168,695
New York City GO, VRDN, 1.90%, 3/1/26 (LOC: Mizuho Bank Ltd.)	1,160,000	1,160,000
New York City GO, VRDN, 1.90%, 3/2/26 (SBBPA: JPMorgan Chase Bank N.A.)	125,000	125,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	555,000	555,532
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 1.90%, 3/2/26 (SBBPA: JPMorgan Chase Bank N.A.)	800,000	800,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.50%, 5/1/53	1,500,000	1,630,124
New York City Transitional Finance Authority Future Tax Secured Rev., VRN, 1.90%, 8/1/39 (SBBPA: JPMorgan Chase Bank N.A.)	680,000	680,000
New York Counties Tobacco Trust Rev., 5.00%, 6/1/45	1,000,000	884,575
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,084,574
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	2,500,000	2,393,436
New York State Dormitory Authority Rev., (Orchard Park CCRC, Inc. Obligated Group), 3.45%, 11/15/31	1,310,000	1,317,247
New York State Environmental Facilities Corp. Rev., (Casella Waste Systems, Inc.), VRN, 4.25%, 9/1/50 (GA: Casella Waste Systems, Inc.)(1)	500,000	510,838
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	1,630,000	1,745,364
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	2,000,000	1,929,987
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	3,800,000	3,808,539
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	2,535,000	2,701,413
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), 5.25%, 12/31/54 (AG)	1,750,000	1,797,783
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), VRN, 0.00%, 12/31/54 (AG)	750,000	506,576
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/49 (AG)	1,000,000	1,011,635
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/54 (AG)	1,250,000	1,258,693
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/54	1,095,000	1,149,494
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/55	555,000	592,841
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/48 (AG)	500,000	545,642
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	324,385
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	597,245
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	424,583
		46,832,600
North Carolina — 0.9%
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community Obligated Group), 3.20%, 11/1/30	845,000	849,369
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community Obligated Group), 3.45%, 11/1/30	1,250,000	1,256,441
North Carolina Medical Care Commission Rev., (Moravian Home Obligated Group), 5.00%, 10/1/48	3,000,000	2,788,358
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.50%, 9/1/29	315,000	315,582
		5,209,750
Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	8,000,000	6,616,184

Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(5)	15,000,000	1,167,474
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,509,763
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	525,000	568,231
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48(3)	5,670,000	3,706,397
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	933,000	1,011,905
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,500,331
Ohio Air Quality Development Authority Rev., (Pratt Paper OH LLC), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,008,156
		19,088,441
Oklahoma — 0.1%
Tulsa Municipal Airport Trust Trustees Rev., (American Airlines, Inc.), 6.25%, 12/1/35	555,000	652,975
Oregon — 0.5%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	253,627
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	1,000,877
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,501,511
		2,756,015
Pennsylvania — 3.3%
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,052,591
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 6/30/39	2,100,000	2,010,229
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 0.00%, 6/30/44	1,049,000	779,731
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	285,000	288,307
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	628,000	628,922
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,502,224
Delaware River Port Authority Rev., 5.00%, 1/1/40	1,600,000	1,825,990
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,090,380
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	1,006,034
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	1,750,000	1,876,792
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.75%, 6/30/48	1,600,000	1,693,568
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.00%, 12/31/57 (AG)	1,600,000	1,622,940
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	698,000	740,498
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	75,000	74,922
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	942,785
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	970,605
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	917,056
		19,023,574
Puerto Rico — 2.6%
Puerto Rico GO, 5.625%, 7/1/29	402,071	429,628
Puerto Rico GO, 5.75%, 7/1/31	390,528	433,966
Puerto Rico GO, 4.00%, 7/1/33	370,323	379,277
Puerto Rico GO, 4.00%, 7/1/35	332,871	338,585
Puerto Rico GO, 4.00%, 7/1/37	285,691	286,281
Puerto Rico GO, 4.00%, 7/1/41	388,431	377,001
Puerto Rico GO, 4.00%, 7/1/46	1,003,963	906,426
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(5)	476,571	352,873
Puerto Rico GO, VRN, 0.00%, 11/1/43	1,426,421	975,315
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,185,409	733,472
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,505,171
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.75%, 7/1/53	3,000,000	2,925,368
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(5)	5,000,000	1,798,553
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(5)	10,000,000	2,631,074
		15,072,990
South Carolina — 1.5%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,339,953

Goose Creek Special Assessment, (City of Goose Creek SC Carnes Crossroads Improvement District), 5.50%, 10/1/55(1)	900,000	910,205
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	1,500,000	1,649,467
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.75%, 11/15/54	400,000	410,006
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(1)	1,530,000	1,055,236
South Carolina Jobs-Economic Development Authority Rev., (Kiawah Life Plan Village, Inc.), 5.25%, 11/15/28	1,460,000	1,461,859
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	594,138
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	938,509
		8,359,373
Tennessee — 1.1%
Hamilton County & Chattanooga Sports Authority Rev., 6.00%, 12/1/55	1,000,000	1,131,480
Nashville Metropolitan Development & Housing Agency Tax Allocation, (Nashville Metropolitan Development & Housing Agency Fifth + Broadway Redev Area), 5.125%, 6/1/36(1)	500,000	510,909
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.25%, 6/1/56(1)	1,200,000	1,166,160
Tennessee Energy Acquisition Corp. Rev., 5.00%, 11/1/34 (GA: Massachusetts Mutual Life)	1,500,000	1,662,732
Tennessee Energy Acquisition Corp. Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	1,500,000	1,649,692
		6,120,973
Texas — 6.2%
Arlington Higher Education Finance Corp. Rev., (BASIS Texas Charter Schools, Inc.), 5.125%, 6/15/40(1)	2,000,000	2,088,479
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 5.00%, 11/1/44(1)	450,000	453,870
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 5.25%, 11/1/53(1)	500,000	496,313
Austin Airport System Rev., 5.00%, 11/15/37	2,000,000	2,200,995
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,000,094
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	1,929,998
Brooks Development Authority Rev., VRN, 5.00%, 8/15/42(1)	2,000,000	2,060,187
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	765,000	836,090
Dallas Fort Worth International Airport Rev., VRN, 5.00%, 11/1/50	2,000,000	2,242,132
Dallas Housing Finance Corp. Rev., (Illinois 2024 Ltd.), Series 2025-17FN, Class PT, 5.00%, 3/1/44 (FNMA)	450,000	486,841
Galveston Wharves & Terminal Rev., 5.50%, 8/1/40	1,155,000	1,272,276
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	425,000	426,637
Houston Airport System Rev., 5.25%, 7/1/48 (AG)	2,500,000	2,618,005
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/35	2,000,000	2,212,429
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/38	570,000	627,291
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,646,984
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	1,400,000	1,441,216
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64	1,500,000	1,572,871
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	375,000	375,497
New Hope Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.375%, 1/1/55	1,500,000	1,512,290
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.125%, 9/1/45(1)	386,000	389,923
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.375%, 9/1/55(1)	750,000	750,938
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/46	1,000,000	948,937
San Antonio Electric & Gas Systems Rev., VRN, 2.90%, 2/1/55	375,000	375,700
San Antonio Electric & Gas Systems Rev., VRN, 3.08%, 2/1/55	750,000	759,211
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	2,050,000	2,244,683
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	2,625,000	2,726,098
		35,695,985
Utah — 1.3%
Point Phase 1 Public Infrastructure District No. 1 Rev., 5.875%, 3/1/45	500,000	524,771

Point Phase 1 Public Infrastructure District No. 1 Rev., 6.125%, 3/1/55	1,150,000	1,201,394
Point Phase 1 Public Infrastructure District No. 1 Rev., Capital Appreciation, VRN, 0.00%, 3/1/55	1,000,000	818,839
South Salt Lake Redevelopment Agency Tax Allocation, 6.25%, 4/15/46(1)	1,110,000	1,137,332
UIPA Crossroads Public Infrastructure District Tax Allocation, (UIPA Crossroads Public Infrastructure District AJL Project Area), 4.375%, 6/1/52(1)	4,250,000	3,956,236
		7,638,572
Virginia — 2.0%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	995,000	995,869
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	3,515,000	2,210,237
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	1,905,000	1,904,876
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,026,840
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,255,426
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	849,113
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	1,190,000	1,202,723
		11,445,084
Washington — 0.9%
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	1,000,000	1,102,801
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	2,000,000	2,090,349
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	155,000	154,995
Washington State Housing Finance Commission Rev., (Horizon House Obligated Group), 4.375%, 1/1/33	1,785,000	1,792,271
		5,140,416
West Virginia — 1.4%
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 5.75%, 6/1/43(1)	440,000	474,390
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 6.00%, 6/1/53(1)	875,000	923,486
Ohio County Tax Allocation, 5.25%, 6/1/53	600,000	598,946
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.50%, 6/1/54 (AG)	2,000,000	2,128,783
West Virginia Economic Development Authority Rev., (Commercial Metals Co.), VRN, 4.625%, 4/15/55	600,000	617,998
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AG)	3,250,000	3,481,296
		8,224,899
Wisconsin — 5.3%
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/54	5,000,000	5,039,689
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	945,093
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.50%, 6/1/55	600,000	610,759
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(1)	1,330,000	1,327,766
Public Finance Authority Rev., (CHF - Manoa LLC), 6.75%, 7/1/63(1)	2,000,000	2,007,705
Public Finance Authority Rev., (Foothill Elliot Baymeadows LLC), VRN, 4.50%, 7/1/67 (FHLMC)	750,000	799,377
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.25%, 6/15/55	1,000,000	1,011,037
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.50%, 6/15/55	500,000	507,281
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	489,100
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	417,705
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.50%, 7/15/53(1)	1,000,000	885,495
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.50%, 7/1/44	1,500,000	1,586,732
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.75%, 7/1/49	855,000	902,661
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(6)	50,000	55,024
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	950,000	900,450
Public Finance Authority Rev., (Southminster, Inc. Obligated Group), 5.00%, 10/1/53(1)	2,750,000	2,619,720
Public Finance Authority Rev., (SR 400 Peach Partners LLC), 5.75%, 12/31/65	2,500,000	2,617,246
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	1,125,000	807,725
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	1,085,000	871,681
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/51	1,100,000	860,709
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/56	1,500,000	1,118,201
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51(1)	1,500,000	1,244,164

Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(1)	1,500,000	1,535,325
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	200,000	207,464
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	800,000	860,563
		30,228,672
TOTAL MUNICIPAL SECURITIES (Cost $589,802,853)		569,490,437
WARRANTS — 0.0%
Ground Transportation — 0.0%
BL Train Holdings West LLC(4) (Cost $—)	30,636	61,272
UNDERLYING FUNDS — 0.3%
Domestic Fixed Income Funds — 0.3%
American Century Diversified Municipal Bond ETF(7) (Cost $1,428,062)	27,900	1,434,619
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
BlackRock Liquidity Funds MuniCash (Cost $50,815)	50,810	50,815
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $591,281,730)		571,037,143
OTHER ASSETS AND LIABILITIES — 0.8%		4,685,098
TOTAL NET ASSETS — 100.0%		$575,722,241

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $144,310,585, which represented 25.1% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.
(7)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$569,490,437	—
Underlying Funds	$1,434,619	—	—
Warrants	61,272	—	—
Short-Term Investments	50,815	—	—
	$1,546,706	$569,490,437	—

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	—	$1,428	—	$7	$1,435	28	—	—
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.